Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 250,471	$ 315,767
Accumulated Amortization	(163,640)	(219,849)
Accumulated Impairment	(77,695)	(91,076)
Net Carrying Amount	9,136	4,842
Purchased video content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	138,902	212,999
Accumulated Amortization	(99,961)	(161,160)
Accumulated Impairment	(37,343)	(50,088)
Net Carrying Amount	1,598	1,751
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	60,454	51,856
Accumulated Amortization	(39,431)	(35,017)
Accumulated Impairment	(13,895)	(14,026)
Net Carrying Amount	7,128	2,813
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,766	27,536
Accumulated Amortization	(10,240)	(10,243)
Accumulated Impairment	(16,506)	(17,219)
Net Carrying Amount	20	74
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,474	11,749
Accumulated Amortization	(12,084)	(11,545)
Accumulated Impairment	0	0
Net Carrying Amount	390	204
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,879	8,699
Accumulated Amortization	(936)	(918)
Accumulated Impairment	(7,943)	(7,781)
Net Carrying Amount	0	0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,996	2,928
Accumulated Amortization	(988)	(966)
Accumulated Impairment	(2,008)	(1,962)
Net Carrying Amount	$ 0	$ 0